Segment Information - Reconciliation of Revenue from Segments to Consolidated (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Segment Reporting Information [Line Items]
Revenues	$ 287.9	$ 343.9	$ 338.2	$ 332.7	$ 279.2	$ 335.8	$ 331.5	$ 331.4	$ 285.9	$ 1,294.0		$ 1,284.6		$ 1,277.1
United States
Segment Reporting Information [Line Items]
Revenues	255.0	302.5	296.5	285.9	245.2	287.4	284.9	281.7	244.6	1,130.1	[1]	1,098.6	[1]	1,051.5	[1]
International
Segment Reporting Information [Line Items]
Revenues	32.9	41.4	41.7	46.8	34.0	48.4	46.6	49.7	41.3	163.9		186.0		225.6
Canada
Segment Reporting Information [Line Items]
Revenues										84.7	[1]	99.2	[1]	138.1	[1]
Latin America
Segment Reporting Information [Line Items]
Revenues										$ 79.2	[1]	$ 86.8	[1]	$ 87.5	[1]

[1]	Revenues classifications are based on customers’ locations.